Insurance proceeds (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Insurance Proceeds
Deductible period under business interruption insurance					14 days
Loss of hire insurance payments recorded as a component of total revenues				$ 4,397		$ 10,279
Net vessel operating expense			$ 23,024	17,394	$ 43,085	35,954
Windsor Knutsen [Member]
Insurance Proceeds
Deductible period under business interruption insurance		14 days
Loss of hire insurance payments recorded as a component of total revenues				3,700		8,700
Amount of claimed and received payments							$ 4,100
Windsor Knutsen [Member] | Maximum
Insurance Proceeds
Deductible period under business interruption insurance		180 days
Tove Knutsen [Member]
Insurance Proceeds
Loss of hire insurance payments recorded as a component of total revenues				$ 700		$ 1,500
Amount of claimed and received payments					100
Bodil Knutsen [Member]
Insurance Proceeds
Amount of claimed and received payments							$ 100
Vigdis Knutsen
Insurance Proceeds
Amount of claimed and received payments	$ 400
Amount claimed for insurance			$ 400		$ 400